CONVERTIBLE REDEEMABLE PREFERRED STOCK $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($) shares
Increase (decrease) in convertible redeemable preferred stock
Accruals of dividends and accretion to redemption value	$ 2,926
Series A convertible redeemable preferred stock
Increase (decrease) in convertible redeemable preferred stock
Balance at beginning of year	$ 23,546
Balance at beginning of year (in shares) | shares	18,464,674
Accruals of dividends and accretion to redemption value	$ 970
Performance Adjustment of Series A	$ (12,239)
Performance Adjustment of Series A (in shares) | shares	(9,232,340)
Balance at end of year	$ 12,277
Balance at end of year (in shares) | shares	9,232,334
Series B convertible redeemable preferred stock
Increase (decrease) in convertible redeemable preferred stock
Balance at beginning of year	$ 47,540
Balance at beginning of year (in shares) | shares	27,324,237
Accruals of dividends and accretion to redemption value	$ 1,836
Balance at end of year	$ 49,376
Balance at end of year (in shares) | shares	27,324,237
Series C convertible redeemable preferred stock
Increase (decrease) in convertible redeemable preferred stock
Issuance of new Series C convertible redeemable preferred stock, net of issuance costs of $45	$ 12,034
Issuance of new Series C convertible redeemable preferred stock (in shares) | shares	8,658,008
Accruals of dividends and accretion to redemption value	$ 120
Balance at end of year	$ 12,154
Balance at end of year (in shares) | shares	8,658,008